Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable	$ 34,346	$ 37,493	$ 549,936
Interest Rate	0.00%	0.00%
Interest Rate Maximum	0.00%	6.00%
Term Minimum	7 months 6 days	8 months 12 days
Term Maximum	7 months 6 days	9 months 18 days